Income Taxes - Reconciliation of Effective Tax Rates (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Statutory income tax rate	25.00%	25.00%	25.00%
Permanent differences	(3.81%)	(2.34%)	0.47%
Tax rate difference from statutory rate in other jurisdictions	(8.06%)	(1.19%)	0.82%
Change in valuation allowance	7.80%	(21.56%)	(21.89%)
Effect of tax holiday	(11.25%)	(3.28%)	(6.00%)
Additional tax deduction for qualified research and development expenses	3.90%	10.09%	11.95%
Share-based Compensation expenses	(7.73%)	(7.28%)	(11.33%)
Tax filing differences	(5.73%)	0.76%	0.65%
Others	(0.61%)	(0.75%)	(0.84%)
Effective tax rate	(0.49%)	(0.55%)	(1.17%)